Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2023
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2023	2022
Balance at beginning of year	$275	$301
Additional new provisions recognized	1,098	151
Less:
Amounts incurred and charged against existing provisions	(1,198)	(172)
Unused amounts reversed and other adjustments (1)	(35)	(5)
Balance at end of year	$140	$275

(1)	Includes foreign currency translation adjustments.

Restructuring provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2023	2022
Balance at beginning of year	$35	$99
Additional new provisions recognized	6	6
Less:
Amounts incurred and charged against existing provisions	(27)	(59)
Unused amounts reversed	(4)	(11)
Balance at end of year	$10	$35